Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments to be Received
As at December 31, 2020, the total estimated future minimum rental payments to be received and paid by the Tangguh Joint Venture related to the lease contracts are as follows:

Year	Head Lease Receipts (i)	Sublease Payments (i) (ii)
2021	$21,242	$23,934
2022	$21,242	$23,934
2023	$21,242	$23,934
2024	$21,242	$23,934
2025	$21,242	$23,934
Thereafter	$69,127	$77,921
Total	$175,337	$197,591
(i) The Head Leases are fixed-rate operating leases while the Subleases have a variable-rate component. As at December 31, 2020, the Partnership had received $335.0 million of aggregate Head Lease receipts and had paid $285.1 million of aggregate Sublease payments. The portion of the Head Lease receipts that has not been recognized into earnings is deferred and amortized on a straight-line basis over the lease terms and, as at December 31, 2020, $3.7 million (December 31, 2019 – $3.8 million) and $21.8 million (December 31, 2019 – $25.5 million) of Head Lease receipts had been deferred and included in unearned revenue and other long-term liabilities, respectively, in the Partnership’s consolidated balance sheets.
(ii) The amount of payments related to the Subleases are updated annually to reflect any changes in the lease payments due to changes in tax law.

Unrecorded Unconditional Purchase Obligations Disclosure	The Partnership’s share of commitments to fund equipment installation and other construction contract costs as at December 31, 2020 are as follows:

	Total $	2021 $	2022 $
Certain consolidated LNG carriers (i)	40,312	24,760	15,552
Bahrain LNG Joint Venture (ii)	11,339	11,339	—
	51,651	36,099	15,552
(i)In June 2019, the Partnership entered into an agreement with a contractor to supply reliquefaction equipment on certain of the Partnership's LNG carriers in 2021 and 2022, for an estimated installed cost of $59.5 million. As at December 31, 2020, the estimated remaining cost of these installations was $40.3 million.
(ii)The Partnership has a 30% ownership interest in the Bahrain LNG Joint Venture which has an LNG receiving and regasification terminal in Bahrain as described in Note 7a(ii). As at December 31, 2020, the Partnership's proportionate share of the estimated remaining cost of $11.3 million relates to the final construction installment on the LNG terminal. The Bahrain LNG Joint Venture has remaining debt financing of $24 million, of which $7 million relates to the Partnership's proportionate share of the construction commitments included in the table above.

Schedule of Operating Leases
As at December 31, 2020, the total estimated future minimum rental payments to be received and paid by the Tangguh Joint Venture related to the lease contracts are as follows:

Year	Head Lease Receipts (i)	Sublease Payments (i) (ii)
2021	$21,242	$23,934
2022	$21,242	$23,934
2023	$21,242	$23,934
2024	$21,242	$23,934
2025	$21,242	$23,934
Thereafter	$69,127	$77,921
Total	$175,337	$197,591
(i) The Head Leases are fixed-rate operating leases while the Subleases have a variable-rate component. As at December 31, 2020, the Partnership had received $335.0 million of aggregate Head Lease receipts and had paid $285.1 million of aggregate Sublease payments. The portion of the Head Lease receipts that has not been recognized into earnings is deferred and amortized on a straight-line basis over the lease terms and, as at December 31, 2020, $3.7 million (December 31, 2019 – $3.8 million) and $21.8 million (December 31, 2019 – $25.5 million) of Head Lease receipts had been deferred and included in unearned revenue and other long-term liabilities, respectively, in the Partnership’s consolidated balance sheets.
(ii) The amount of payments related to the Subleases are updated annually to reflect any changes in the lease payments due to changes in tax law.